Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Separate Account Assets
Financial instruments recorded as liabilities, Carrying Amount	$ 69,005	$ 20,221
Financial instruments recorded as liabilities, Estimated Fair Value	$ 69,005	$ 20,221
Financial instruments recorded as liabilities, Level	2	2
Investment Contracts
Financial instruments recorded as liabilities, Carrying Amount	$ 1,981,841	$ 1,372,708
Financial instruments recorded as liabilities, Estimated Fair Value	$ 1,726,602	$ 1,227,484
Financial instruments recorded as liabilities, Level	2	2
Cash
Financial instruments recorded as assets, Carrying Amount	$ 1,833	$ 4,317
Financial instruments recorded as assets, Estimated Fair Value	$ 1,833	$ 4,317
Financial instruments recorded as assets, Level	1	1
Assets on deposit
Financial instruments recorded as assets, Carrying Amount	$ 1,981,841	$ 1,372,708
Financial instruments recorded as assets, Estimated Fair Value	$ 1,726,602	$ 1,227,484
Financial instruments recorded as assets, Level	2	2